Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2017
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Estimated Effects Arising from Adoption of the Pronouncement

The estimated effects at January 1, 2018 arising from adoption of IFRS 9, resulted in an increase in the provision for doubtful accounts and a corresponding effect in Equity, as follows:

Jan. 1, 2018
Customers and Traders; Transport of energy	195

195